Borrowings - Summary of borrowings by Company (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,511,145	$ 9,721,910
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	124,113	20,886
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,387,032	$ 9,701,024